Prepaid Expenses, Other Current Assets and Other Noncurrent Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses, Other Current Assets and Other Noncurrent Assets
5. Prepaid Expenses, Other Current Assets and Other Noncurrent Assets
Prepaid expenses and other current assets consisted of the following as of (in thousands):

	December 31,
	2023	2022
Payroll tax credit	$755	$948
Prepaid external research and development	1,834	1,329
Research credit receivable	—	116
Prepaid expenses	427	421
Other	83	146

Total prepaid expenses and other current assets	$3,099	$2,960

Other noncurrent assets consisted of the following as of (in thousands):

	December 31,
	2023	2022
Deferred transaction costs	$3,912	$—
Prepaid external research and development—long term	676	—
Other	23	108

Total other noncurrent assets	$4,611	$108